SUPPLEMENTARY BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Other Payables and Accrued Expenses
Other Payables and Accrued Expenses

Comprised as follows:

	December 31,
	2 0 1 3	2 0 1 2
	(in thousands)

Payroll and related amounts	$21	$21
Accrued expenses	263	263
Royalties to the Government of Israel	-	26
	$284	$310